RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the years ended December 31, 2023 and 2022 is set out below:

	December 31, 2023	December 31, 2022	December 31, 2021
Salary (cost of sales and services)	$258,281	$200,747	$98,523
Salary (general and administrative expenses)	970,487	376,237	39,492
Share based payments	343,253	153,909	550,517
Salary (Intangible asset – software)	137,374	553,326	300,273
Consulting (research and development)	83,699	-	-
Consulting (Capital work in progress)	-	75,274	113,107
Consulting (Professional fees)	81,616	143,500	61,000
	$1,874,710	$1,502,993	$1,162,912

As of December 31, 2023 and 2022, $843 and $1,002, respectively, was owed from shareholders of the Company. Amounts owed were recorded in accounts receivable are non-interest bearing and unsecured.

As at December 31, 2023 and 2022, $450,048 and $37,094, respectively, was owed to directors of the Company. Amounts due were recorded in accounts payable are non-interest bearing and unsecured.